4. NOTES RECEIVABLE, RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Receivable Related Parties
Interest income	$ 0	$ 1,153	$ 8,015